Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Shelter Growth CRE 2019-FL2 Issuer Ltd (the “Company”)

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: Shelter Growth CRE 2019-FL2 Issuer Ltd – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “SCGP 2019-FL2 Data Tape.xlsx” provided to us on May 9, 2019 (the “Data File”) containing information on 18 collateral interests (the “Collateral Interests”) and the related 29 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to the issuance of the Shelter Growth CRE 2019-FL2 Issuer Ltd, floating rate notes and preferred shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means May 1, 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 2.5000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Collateral Interests and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Collateral Interests and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 9, 2019

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Closed Loan	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll/Certified Rent Roll
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Lien Position	Title Policy/Promissory Note
Collateral Interest Type	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Occupancy %	Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement/Mezzanine Promissory Note/ Mezzanine Loan Agreement
Borrower Name	Promissory Note/Loan Agreement/Mezzanine Promissory Note/Mezzanine Loan Agreement
Principals (Individuals)	Guaranties
Related Borrower (Y/N)	Guaranties

A-1

Attribute	Source Document
Note Date	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement/Settlement Statement
Cut-off Date	Provided by the Company
Annual Debt Service Payment (P&I)	Amortization Schedule Provided by the Company
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Initial Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement/Servicing Report
Collateral Interest Cut-off Date Balance ($)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement/Servicing Report
Collateral Interest Total Commitment	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
ARD Loan (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Initial Maturity Date or Anticipated Repayment Date or Anticipated Repayment Date	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Extension Options	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement

A-2

Attribute	Source Document
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
First Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
First Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
First Extension Fee	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Second Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Second Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Second Extension Fee	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Third Extension Floor	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Third Extension Cap	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Third Extension Fee	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Exit Fees	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement

A-3

Attribute	Source Document
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Rate Type	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Fully funded mortgage loan margin %	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
ARD Mortgage Rate After ARD and extension periods	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Rate Step Up Post ARD Commencement Date	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
ARD Loan Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Rounding Factor	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement

A-4

Attribute	Source Document
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement

A-5

Attribute	Source Document
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Amort Months Initial Term	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Amortization Method	Provided by the Company
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Amortization Rate Mechanics	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Amortization Basis	Provided by the Company
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement

A-6

Attribute	Source Document
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement/ Appraisal Report

A-7

Attribute	Source Document
Loan Cross Portfolio Name	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties
Recourse Carveout Guarantor	Guaranties
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement/Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement
Lockbox/Cash Management Trigger Event	Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront Tax Escrow	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Tax Escrow Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront Insurance Escrow	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement

A-8

Attribute	Source Document
Springing Insurance Escrow Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront Replacement Reserves	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing Replacement Reserve Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront TI/LC Reserve	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
TI/LC Reserve (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Springing TI/LC Reserve Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Initial Capital Improvement Reserve	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Capital Improvement Reserve (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront Other Reserve 1	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserve 1 ($) (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront Other Reserve 2	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement

A-9

Attribute	Source Document
Other Reserve 2 ($) (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Upfront Other Reserve 3	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Reserve 3 ($) (Cut-Off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 3 (Monthly)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other (Springing) Escrow Reserve 3 Description	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement/Operating Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Max Number of TICs	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement

A-10

Attribute	Source Document
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Post Closing Agreement
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
Additional Debt	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust/Mezzanine Promissory Note/Mezzanine Loan Agreement

A-11

Attribute	Source Document
Subservicer Name	Provided by the Company
Subservicer Fee (%)	Provided by the Company
Primary Servicing Fee	Provided by the Company
Total Admin Fee	Provided by the Company
Fully Funded Mortgage Loan Net Rate %	Provided by the Company
A-12

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Balloon Payment ($).
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
% of Collateral Interest Cut-Off Date Balance ($)	Collateral Interest Cut-Off Date Balance ($) divided by aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests.
Collateral Interest Future Funding Balance	Collateral Interest Total Commitment minus Collateral Interest Cut-Off Date Balance ($)
Mortgage Loan Balloon Payment ($)	For all loans which are interest only loans, the amount equal to the Commitment Original Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date.

B-1

Attribute	Calculation Methodology
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap.
IO Months Initial Term	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date.
IO Months Fully Extended Loan Term	IO Number of Months Initial Term plus the number of IO payments between the Initial Maturity Date or Anticipated Repayment Date and the Fully Extended Maturity Date.
Amort Months Fully Extended Loan Term	Amort Number of Months Initial Term plus the number of Amort payments between and including the Initial Maturity Date or Anticipated Repayment Date and the Fully Extended Maturity Date.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) minus Initial Capital Improvement Reserve divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO).
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO).

B-2

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO).
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($).
B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Collateral Interests LendUS Portfolio and Venice Post Office were not closed as of the date of this report. Therefore, we were not provided the Loan Agreement, Promissory Note, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement, Reserve Agreement, Cash Management Agreement, Title Policy, LIBOR Cap Confirmation, Management Agreement, Settlement Statement, Servicer Report, Insurance Certificate, Opinion of Counsel, Guaranty, Appraisal Report, Engineering Report, Seismic Report, Environmental Report, for these unclosed Collateral Interest. We were instructed by the Company to assume the attribute is accurate and not perform any procedure for the Compared Attributes affected by the aforementioned Source Document.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s):
Property Name(s)	Compared Attribute(s)	Company Instruction
Westin DFW, Ritz-Carlton Fort Lauderdale, 20 North Clark	Commitment Original Balance ($)	Sum of the loan commitments of the first mortgage and mezzanine notes
Westin DFW, Ritz-Carlton Fort Lauderdale, 20 North Clark	Initial Funded Amount ($)	Sum of the initial funding amounts of the first mortgage and mezzanine notes
Westin DFW, Ritz-Carlton Fort Lauderdale, 20 North Clark	Fully funded mortgage loan margin %	Recompute as the weighted average of the interest rate margins of the first mortgage and mezzanine notes
La Posada de Santa Fe Resort and Spa	Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Phoenix Flint	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Provided by the Company
Phoenix Flint	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Provided by the Company
Parkview on Hollybrook, Republic Woodlake, Dowling Campus, 600 Brighton Street	Mortgage Loan Underwritten NOI DSCR	Provided by the Company
Parkview on Hollybrook, Republic Woodlake, Dowling Campus, 600 Brighton Street	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Parkview on Hollybrook, Dowling Campus, 600 Brighton Street	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Provided by the Company

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ATTACHMENT C

Property Name(s)	Compared Attribute(s)	Company Instruction
Parkview on Hollybrook, Dowling Campus, 600 Brighton Street	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Provided by the Company
Republic Woodlake, Dowling Campus	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Provided by the Company
Republic Woodlake, Dowling Campus	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Provided by the Company
Republic Woodlake	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Provided by the Company
Republic Woodlake, Dowling Campus	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Provided by the Company

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